PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PREPAID EXPENSES
8.	PREPAID EXPENSES
The Company’s prepaid expenses at 31 December 2011 consist of prepaid corporate and administration expenses of $2,017 (31 December 2010: $1,343; 1 January 2010: $nil).